FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - The detail of the securities pledged as collateral (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	$ 1,121,219	$ 2,827,817
Investments pledged as collateral in derivative operations
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	231,103	180,001
Investments Pledged As Collateral In Money Market
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	890,116	2,647,816
Stocks | Less than 3 months | Investments pledged as collateral in derivative operations
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral		91
Stocks | Less than 3 months | Investments Pledged As Collateral In Money Market
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral		2,855
Stocks | Permanent | Investments pledged as collateral in derivative operations
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	7,664
Bond | Greater 12 months | Investments Pledged As Collateral In Money Market
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	131,086	285,463
TES Treasury Instruments | Between 3 and 6 months | Investments pledged as collateral in derivative operations
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral		1,353
TES Treasury Instruments | Between 3 and 6 months | Investments Pledged As Collateral In Money Market
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral		67,658
TES Treasury Instruments | Between 6 and 12 months | Investments pledged as collateral in derivative operations
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	8,150	168,375
TES Treasury Instruments | Between 6 and 12 months | Investments Pledged As Collateral In Money Market
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral		713,974
TES Treasury Instruments | Less than 3 months | Investments pledged as collateral in derivative operations
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	114,060
TES Treasury Instruments | Less than 3 months | Investments Pledged As Collateral In Money Market
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	49,591	264,292
TES Treasury Instruments | Greater 12 months | Investments pledged as collateral in derivative operations
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	101,229	10,182
TES Treasury Instruments | Greater 12 months | Investments Pledged As Collateral In Money Market
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	$ 709,439	1,131,623
Certificate of Deposit Time | Greater 12 months | Investments Pledged As Collateral In Money Market
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral		$ 181,951